Commitments and Contingencies (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($) a $ / pure
Commitments And Contingencies 1	$ 400
Commitments And Contingencies 2	100
Commitments And Contingencies 3	3,600
Commitments And Contingencies 4	70
Commitments And Contingencies 5	280
Commitments And Contingencies 6	6,120
Commitments And Contingencies 7	$ 6,120
Commitments And Contingencies 8	3.5
Commitments And Contingencies 9	15.00%
Commitments And Contingencies 10	$ 140
Commitments And Contingencies 11	60,340
Commitments And Contingencies 12	52,640
Commitments And Contingencies 13	155
Commitments And Contingencies 14	32,705
Commitments And Contingencies 15	32,705
Commitments And Contingencies 16	155
Commitments And Contingencies 17	4,030
Commitments And Contingencies 18	4,030
Commitments And Contingencies 19	155
Commitments And Contingencies 20	10,230
Commitments And Contingencies 21	$ 10,230
Commitments And Contingencies 22	1
Commitments And Contingencies 23	5
Commitments And Contingencies 24	$ 2.00
Commitments And Contingencies 25	1.00
Commitments And Contingencies 26	10
Commitments And Contingencies 27	$ 20
Commitments And Contingencies 28 | a	480
Commitments And Contingencies 29	$ 960.00
Commitments And Contingencies 30	$ 4,800
Commitments And Contingencies 31 | a	2,366.88
Commitments And Contingencies 32	$ 3,346.88
Commitments And Contingencies 33	36,937.60
Commitments And Contingencies 34	540
Commitments And Contingencies 35	$ 800
Commitments And Contingencies 36	7,900
Commitments And Contingencies 37	3,645